SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
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SHAREHOLDERS' EQUITY
NOTE 12:-          SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.	Share repurchase:

On July 11, 2024 the Company announced the expansion of the Company’s on-going share repurchase program by an additional $2,000. Under the share repurchase program, as extended, the Company is authorized to continue to repurchase up to $325 each quarter.

As of December 31, 2024, the Company repurchased ordinary shares for an aggregate amount of $15,672.6 During 2024, 2023 and 2022 the Company repurchased 7,661,359, 9,857,092, and 10,324,181 shares for an aggregate amount of $1,299.9, $1,287.6 and $1,299.9, respectively.

c.	Stock Options, RSUs and PSUs:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014 and in July 2018: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance stock units (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four years of employment. Options, RSUs and PSUs that are cancelled or forfeited before expiration become available for future grants. RSUs generally vest over a four years period of employment from the grant date while PSUs generally vest over a two to four years period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s non-employee directors receive on an annual basis options and RSUs grant. Following the amendments to the Equity Incentive Plans in July 2018, commencing December 31, 2018, on December 31 of each year, the number of Reserved and Authorized Shares (as defined below) under both Equity Incentive Plans together shall be annually reset on such date to equal 10% of the sum of (i) the number of ordinary shares issued and outstanding on such date and (ii) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date (provided, however, that in no event shall the number of Reserved and Authorized Shares be less than the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date).

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding options, RSUs, PSUs and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved, authorized and available for issuance under the Equity Incentive Plans on such date.

As of December 31, 2024, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

Stock Options outstanding	5,712,254
RSU outstanding	2,120,275
PSU outstanding	384,498
Ordinary shares available for issuance under the Equity Incentive Plans	3,441,528

Total Reserved and Authorized Shares as of December 31, 2024	11,658,555

As of December 31, 2024 the aggregate number of shares, stock options, RSU and PSU outstanding is 116,585,550.

A summary of the Company’s stock option activity and related information is as follows:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted Average Remaining Contractual Life (Years)
	2024

Outstanding at beginning of year	7,233,044	$117.50	$255.25	2.82
Granted	353,892	$176.29
Exercised	(1,868,540)	$113.59
Forfeited	(6,142)	$119.36

Outstanding at December 31, 2024	5,712,254	$122.42	$367.18	2.72

Exercisable at December 31, 2024	4,586,592	$117.46	$317.57	2.02

The weighted average fair values at grant date of options granted for the years ended December 31, 2024, 2023 and 2022 with an exercise price equal to the market value at the date of grant were $51.7, $43.0 and $34.6 per share, respectively.

The total intrinsic value of options exercised during the years 2024, 2023 and 2022 was $81.0, $20.0 and $32.9, respectively.

The aggregate intrinsic value of the outstanding stock options as of December 31, 2024 and 2023, represents the intrinsic value of 5,712,254 and 7,233,044 outstanding options that are in-the-money as of such dates. As of December 31, 2024 all outstanding options are in-the-money.

A summary of the Company’s RSUs and PSUs activity is as follows:

	Year ended December 31, 2024			Weighted-Average Grant Date Fair Value Per Share
	RSUs	PSUs	Total	RSUs	PSUs

Unvested at beginning of year	2,459,201	308,768	2,767,969	$121.8	$128.0
Granted	868,601	135,659	1,004,260	$159.7	$169.5
Vested	(978,604)	(9,415)	(988,019)	$160.2	$168.7
Forfeited	(228,923)	(50,514)	(279,437)	$130.1	$129.2

	2,120,275	384,498	2,504,773	$138.1	$144.3

The weighted average fair values at grant date of RSUs and PSUs granted for the years ended December 31, 2024, 2023 and 2022 were $161.0, $125.6 and $126.3 per share, respectively.

The total fair value of shares vested during the years 2024, 2023 and 2022 was $158.4, $96.1 and $89.4, respectively.

As of December 31, 2024, the Company had approximately $292.98 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s and PSU’s, expected to be recognized over a weighted average period of 1.87 years.

d.	Employee Stock Purchase Plan (“ESPP”):

In 1996, the Company adopted an ESPP, which was subsequently amended in 2015. Following these amendments, starting with the purchase period on February 1, 2017, a total of 568,478 ordinary shares were designated for issuance under the US ESPP. On June 19, 2019, the allocation for the US ESPP was increased to 750,000 shares. As well, following amendments of 2015 year, for employees outside the United States, 1,096,795 ordinary shares were authorized for issuance under the Non-US ESPP. On January 16, 2024, the Non-US ESPP was increased by 700,000 ordinary shares, bringing the total allocation for the Non-US ESPP to 1,796,795 ordinary shares

As of December 31, 2024, 3,038,184 ordinary shares had been issued under the amended ESPP plan.

Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 single shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2024, 2023 and 2022, employees purchased 381,859, 405,458 and 372,242 ordinary shares at average prices of $124.8, $105.8 and $103.5 per share, respectively.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2024, 2023 and 2022, the Company recognized $13.7, $11.4 and $9.9, respectively, of compensation expense in connection with the ESPP.

e.	Stock-Based Compensation:

Stock-based compensation expense related to stock options, RSUs, PSUs and ESPP is included in the consolidated statements of income as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$8.6	$7.7	$5.4
Research and development	53.1	48.7	42.0
Selling and marketing	58.2	56.3	43.2
General and administrative	29.8	32.6	40.8

	$149.7	$145.3	$131.4